Loans to customers (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans To Customers
Loan ECL allowance	$ 512,134	$ 300,223
Gross carrying amount	$ 1,737,271